Income Tax - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Continuing operations	$ (26,247)	$ 103,141	$ (160,630)	$ 76,601	$ (7,378)
Income (loss) before income taxes			(160,788)	78,640	(8,519)
United States [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Continuing operations			(160,630)	76,610	(7,378)
Discontinued operations					(261)
Foreign [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Discontinued operations			$ (158)	$ 2,030	$ (880)